UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-21117

A&Q Alternative Fixed-Income Strategies Fund LLC

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                        Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Business Solutions US LLC

One North Wacker Drive

                                         Chicago, IL, 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:   September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2019 to September 30, 2019

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Alternative Fixed-Income Strategies Fund LLC

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2019 to September 30, 2019

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Assets and Liabilities

(Unaudited)

September 30, 2019

ASSETS

Cash	$1,689,036
Receivable from Investment Funds	697,991
Other assets	603

Total Assets	2,387,630

LIABILITIES

Professional fees payable	248,306
Tax compliance fees payable	37,500
Officer’s and Directors’ fees payable	24,184
Administration fee payable	20,000
Custody fee payable	2,400
Other liabilities	126,069

Total Liabilities	458,459

Net Assets	$1,929,171

NET ASSETS

Represented by:
Paid in capital	$18,006,410
Total distributable earnings (loss)	(16,077,239)

Net Assets	$1,929,171

Net asset value per Unit (based on 3,556.438 Units outstanding)	$542.44

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Operations

(Unaudited)

Period from April 1, 2019 to September 30, 2019

EXPENSES

Tax compliance fees	$75,000
Professional fees	50,918
Administration fee	40,000
Officer’s and Directors’ fees	27,818
Printing fees	15,000
Custody fee	2,590
Insurance and other expenses	2,120

Total Expenses (See Note 3)	213,446

Net Investment Loss	(213,446)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	(341,145)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	336,798

Net Realized and Unrealized Gain/(Loss) from Investments	(4,347)

Net Decrease in Net Assets Derived from Operations	$(217,793)

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statements of Changes in Net Assets

Year Ended March 31, 2019 and Period from April 1, 2019 to September 30, 2019 (Unaudited)

Net Assets at April 1, 2018	$2,540,506

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(373,117)
Net realized gain/(loss) from investments in Investment Funds and forward foreign currency exchange contracts and transactions	(2,074,890)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and forward foreign currency exchange contracts and translations	2,054,465

Net Decrease in Net Assets Derived from Operations	(393,542)

Net Assets at March 31, 2019	$2,146,964

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(213,446)
Net realized gain/(loss) from investments in Investment Funds	(341,145)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	336,798

Net Decrease in Net Assets Derived from Operations	(217,793)

Net Assets at September 30, 2019	$1,929,171

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Cash Flows

(Unaudited)

Period from April 1, 2019 to September 30, 2019

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets derived from operations	$(217,793)
Adjustments to reconcile net decrease in net assets derived from operations to net cash provided by operating activities:
Proceeds from disposition of investments in Investment Funds	835,306
Net realized (gain)/loss from investments in Investment Funds	341,145
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(336,798)
Changes in assets and liabilities:
(Increase)/decrease in assets:
Receivable from Investment Funds	(430,161)
Other assets	(278)
Increase/(decrease) in liabilities:
Administration fee payable	(13,333)
Custody fee payable	(2,400)
Officer’s and Directors’ fees payable	2,446
Professional fees payable	12,106
Tax compliance fees payable	(25,000)
Other liabilities	6,262
Net cash provided by operating activities	171,502

Net increase in cash	171,502
Cash-beginning of period	1,517,534
Cash-end of period	$1,689,036

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual investor’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2019 to March	Year Ended	Year Ended	Year Ended	Year Ended	Period from January 1, 2015 to
	31, 2019	March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Unit operating performance
Net asset value per Unit, beginning	$603.68	$714.34	$911.78	$914.17	$1,006.49	$1,000.00
Gain/(Loss) from investment operations:

Net investment loss [a]	(60.02)	(104.91)	(29.67)	(26.19)	(26.71)	(8.09)
Net realized and unrealized gain (loss) from investments	(1.22)	(5.75)	(167.77)	41.69	(15.12)	14.58

Total gain/(loss) from investment operations	(61.24)	(110.66)	(197.44)	15.50	(41.83)	6.49

Distributions to shareholders	–	–	–	(17.89)	(50.49)	–

Net asset value per Unit, ending	$542.44	$603.68	$714.34	$911.78	$914.17	$1,006.49

a  Calculated based on the average Units outstanding during the period.

Per Unit operating performance is not applicable prior to the period from January 1, 2015 to March 31, 2015, in light of the change in the tax classification of the Fund effective January 1, 2015. See Note 1.

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Financial Highlights (continued)

	Period from April 1, 2019 to September 30, 2019		Years Ended March 31,			Period from January 1, 2015 to March 31,	Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015	2014
Ratio/Supplemental Data:

Ratio of net investment loss to average net assets [b,c]	(20.92%) [d]	(15.88%)	(2.85%)	(2.79%)	(2.67%)	(0.81%) [e]	(2.67%)

Ratio of gross expenses to average net assets [b,c]	20.92% [d,f]	15.88% [f]	3.05% [f]	3.12% [f]	2.86%	0.81% [e]	2.68%

Ratio of net expenses to average net assets [b,c]	20.92% [d]	15.88%	2.85%	2.80%	2.86%	0.81% [e]	2.68%

Portfolio turnover rate	0.00% [e]	0.00%	0.00%	9.51%	23.45%	12.87%	39.75%

Total return [g]	(10.14%) [e]	(15.49%)	(21.65%)	1.72%	(4.23%)	0.65%	1.16%

Asset coverage [h]	N/A	N/A	N/A	N/A	N/A	58.279	N/A

Net assets at end of period	$1,929,171	$2,146,964	$2,540,506	$55,587,594	$84,981,710	$114,558,527	$116,798,660

a	Calculated based on the average Units outstanding during the period.

b	Ratios to average net assets are calculated based on the average net assets for the period.

c

Ratios of net investment loss and gross/net expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

d	Annualized.

e	Not annualized.

f

During the six month period ended September 30, 2019 and the years ended March 31, 2019, March 31, 2018 and March 31, 2017, the gross expense ratio would have been 21.21%, 16.18%, 3.33% and 3.33%, respectively, prior to the waived Management Fee of 0.30%. See Note 3.

g

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges.

h

Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets and dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding. The Fund’s senior securities during this time period were comprised only of temporary borrowings made pursuant to secured revolving lines of credit agreements. There were no senior securities payable outstanding for the six month period ended September 30, 2019, for the years ended March 31, 2019, 2018, 2017, 2016 or the year ended December 31, 2014.

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements

(Unaudited)

September 30, 2019

1.	Organization

A&Q Alternative Fixed-Income Strategies Fund LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on April 30, 2002 and commenced operations on August 1, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to maximize total return over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors, other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”). The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in Investment Funds that employ primarily fixed-income strategies.

Effective January 1, 2015, the Fund changed its tax classification from a partnership to a regulated investment company within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the “RIC Conversion”). In connection with the RIC Conversion, the members of the Fund collectively were issued 116,798.660 units of limited liability company interests of the Fund (the “Units”) at a net asset value (“NAV”) per Unit of $1,000, in exchange for their collective interests in the Fund as of December 31, 2014, totaling $116,798,660 in net assets. In addition, the Fund changed its fiscal year-end from December 31 to March 31 and its tax year-end from December 31 to September 30. The Fund intends to qualify, and will elect to be treated, as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board”, with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time (the “LLCA”). Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

1.	Organization (continued)

The Board has engaged UBS Hedge Fund Solutions LLC (“UBS Hedge Fund Solutions”, the “Adviser” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser has determined to dissolve the Fund in accordance with its rights, powers and authority under the LLCA. At a meeting held on March 15, 2017, based on such determination, and the Adviser’s recommendation to liquidate the Fund, the Board approved the liquidation of the Fund and selected the Adviser as the liquidator of the Fund. As such, the Adviser proceeded with an orderly liquidation of the Fund’s portfolio of investments, and will distribute liquidation proceeds to the Fund’s investors on a pro rata basis in accordance with the terms of the LLCA. Withdrawals out of the Fund, effected by offers conducted by the Fund to repurchase Units pursuant to written tenders, have been suspended, and will remain suspended throughout the liquidation, distribution and wind down. Sales of Units to both new and existing investors have been suspended, and will remain suspended throughout the liquidation, distribution and wind down. The Adviser managed the Fund with the objective of maximizing current investment value while seeking to realize all investments as soon as reasonably practicable. The Fund was restricted in its ability to withdraw from certain Investment Funds until such Investment Funds liquidated their portfolios in realization events. These realization events were completed in September 2019.

Prior to the wind-down of operations of the Fund, Units were offered for purchase as of the first business day of each month at the Fund’s then current NAV per Unit. Additionally, from time to time, the Fund offered to repurchase Units pursuant to written tenders by investors. These repurchases were made at such times and on such terms as was determined by the Board in its complete and exclusive discretion.

The financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by non-governmental entities. The Fund’s financial statements are prepared in accordance with US GAAP.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund valued its investments at fair value, in accordance with US GAAP, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

market participants at the measurement date. As of September 30, 2019, the Fund no longer held any investments in Investment Funds.

The Fund used NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment did not have a readily determinable fair value and (ii) the NAV of the Investment Fund was calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments had been classified, the Fund had assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

US GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). US GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund considered inputs and valuation techniques used for each class of assets and liabilities. Judgment was used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements were provided.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognized transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between levels during the reporting period.

The NAV of the Fund was determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may have been determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds were subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

Adviser had adopted procedures pursuant to ASC 820 in which the Fund valued its investments in Investment Funds at fair value. Fair value was generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ Investment Managers, which were net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ Investment Managers were based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may have differed significantly from the value that would have been used had a ready market been available.

The fair value related to certain underlying investments of these Investment Funds, for which there was no ready market, had been estimated by the respective Investment Fund’s Investment Manager and was based upon available information in the absence of readily ascertainable fair values and did not necessarily represent amounts that were ultimately realized. Due to the inherent uncertainty of valuation, those estimated fair values may have differed significantly from the values that would have been used had a ready market for the investments existed. These differences could have been material.

b.	Investment Transactions and Income Recognition

The Fund accounted for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income is recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to investors; and other types of expenses approved by the Directors. Expenses are recorded on the accrual basis.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

2.	Significant Accounting Policies (continued)

d.	Income Taxes

For periods prior to January 1, 2015, the Fund, as a limited liability company, was classified as a partnership for federal tax purposes. Accordingly, no provision for federal income taxes was required.

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a RIC under Subchapter M of the Code. For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund has a September 30 tax year-end. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances at September 30, 2019.

The Fund will file U.S. federal income and applicable state tax returns. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax years are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended September 30, 2019, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between total distributable earnings and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2019. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s investments and taxable over distributions which do not affect net assets or NAV per Share values.

Total Distributable Earnings	Paid in Capital
$724,693	$(724,693)

There were no distributions paid to shareholders during the financial statement year ended March 31, 2019.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The tax basis of distributable earnings as of September 30, 2019, (the Fund’s most recent tax year) shown below represents future distribution requirements that the Fund must satisfy under the income tax regulations.

Undistributed Ordinary Income	Capital Loss Carryforward	Qualified Late Year Loss Deferrals	Net Unrealized Appreciation/ (Depreciation)
$ -	$(16,077,239)	$ -	$ -

At September 30, 2019, the Fund had a capital loss carryforward of $16,077,239. The capital loss carryforward is available to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the “Investment Management Fee”) at the annual rate of 1.45% of the Fund’s net assets. Effective July 1, 2016, the Adviser agreed to reduce 0.45% of the 1.45% Investment Management Fee it receives

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

3.	Related Party Transactions (continued)

from the Fund through August 1, 2017, such that, until August 1, 2017, the Fund shall pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s net assets. Effective June 30, 2017, the Adviser ceased to charge the Investment Management Fee.

The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund paid the Administrator a monthly fee (the “Management Fee”) at an annual rate of 0.30% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date. Effective July 1, 2016, the Administrator agreed to permanently waive the 0.30% Management Fee it receives from the Fund. For the six month period ended September 30, 2019, the Management Fee would have been $3,039 prior to the 0.30% waiver.

The Management Fee and Investment Management Fee are computed as of the start of business on the last business day of the period to which each Management Fee and Investment Management Fee relates, after adjustment for any Unit purchases effective on such date, and will be payable in arrears. A portion of the Investment Management Fee and the Management Fee is paid by UBS Hedge Fund Solutions to its affiliates.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as the distributor for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as distributor. Sales loads, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

Effective January 1, 2016, each Director of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the four other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

During the six month period ended September 30, 2019, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $1,248 which is included in Officer’s and Directors’ fees on the Statement of Operations. The related payable of $1,284 is included in Officer’s and Directors’ fees payable on the Statement of Assets and Liabilities.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

3.	Related Party Transactions (continued)

The Fund, along with other funds advised by UBS Hedge Fund Solutions, and the Directors are insured under an insurance policy which protects against claims alleging a wrongful act, error, omission, misstatement, misleading statement, and other items made in error. A portion of the annual premiums is allocated in accordance with the risk adjuster’s recommendation among the UBS funds on a pro-rata basis. On an annual basis, the allocation methodology recommended by the risk adjuster is reviewed and approved by the Board and the Adviser determines the amounts to be charged to each fund based upon the Board approved methodology. During the six month period ended September 30, 2019, the Fund incurred $620 in insurance fees, which is included in printing, insurance and other expenses on the Statement of Operations. None was payable at September 30, 2019.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds previously owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly administration fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly administration fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Unit Capital and NAV

The Fund is authorized to issue an unlimited number of Units. The Fund has registered $821,751,879 of Units for sale under its Registration Statement (File No. 333-194092). The Units are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Units, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Units or servicing of investors.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2019

5.	Unit Capital and NAV (continued)

Capital unit transactions for outstanding Units in the Fund for the six month period ended September 30, 2019 are summarized as follows:

Outstanding Units			Outstanding Units
April 1, 2019	Subscriptions	Repurchases	September 30, 2019	NAV Per Unit
3,556.438	–	–	3,556.438	$542.44

6.	Investments

There were no purchases of investments for the six month period ended September 30, 2019. Aggregate proceeds from sales of investments for the six month period ended September 30, 2019 amounted to $835,306.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invested trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds was limited to the fair value of these investments.

8.	Indemnification

In the ordinary course of business, the Fund may have entered into contracts or agreements that contained indemnifications or warranties. Future events could have occurred that could have led to the execution of these provisions against the Fund. Based on its history and experience, the Fund believed that the likelihood of such an event was remote.

9.	Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than the following:

Subsequent to September 30, 2019, the Fund received the final receivable from Investment Funds of $697,991 and distributed the final liquidation proceeds of $2,178,612 to the Fund’s investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-PORT”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Alternative Fixed-Income Strategies Fund LLC

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date December 5, 2019

By (Signature and Title)* /s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date December 5, 2019

* Print the name and title of each signing officer under his or her signature.